REVENUE (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Quarter ended		Year-to-date period ended
Revenue by Phase in Well’s Lifecycle:	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Production Services	$152,670	$139,034	$289,437	$272,224
Drilling and Evaluation Services	82,257	64,215	157,916	130,324
Total revenue by phase in well’s life cycle	$234,927	$203,249	$447,353	$402,548